CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Revenues (including related party revenue of nil, nil and RMB36,366 for the years ended December 31, 2017, 2018 and 2019, respectively)	$ 3,175,895	¥ 22,109,946	¥ 17,604,451	¥ 13,060,073
Cost of revenues (including related party cost of revenues of RMB887,900, RMB677,831 and RMB755,445 for the years ended December 31, 2017, 2018 and 2019, respectively)	(2,224,824)	(15,488,778)	(12,239,568)	(8,714,489)
Gross profit	951,071	6,621,168	5,364,883	4,345,584
Operating income (expenses)
Selling, general and administrative	(222,102)	(1,546,227)	(1,210,717)	(780,517)
Other operating income, net	(55,717)	(387,890)	(178,057)	(183,368)
Total operating expenses	(166,385)	(1,158,337)	(1,032,660)	(597,149)
Income from operations	784,686	5,462,831	4,332,223	3,748,435
Other income (expenses)
Interest income	84,088	585,404	401,162	166,325
Interest expense | ¥			780	15,668
Gain/(loss) on disposal of equity investees and subsidiary	(411)	(2,860)	562,637
Impairment of investment in equity investees	(8,048)	(56,026)	0	(30,000)
Unrealized gain from investment in equity investee	108,373	754,468
Foreign currency exchange gain/(loss)	1,911	13,301	41,189	(48,149)
Income before income tax and share of loss in equity method investments	970,599	6,757,118	5,336,431	3,820,943
Income tax expense	(154,887)	(1,078,295)	(929,133)	(646,361)
Share of loss in equity method investments	(1,085)	(7,556)	(19,386)	(15,682)
Net income	814,627	5,671,267	4,387,912	3,158,900
Net loss/(income) attributable to noncontrolling interests	413	2,878	(4,887)	763
Net income attributable to ZTO Express (Cayman) Inc.	815,040	5,674,145	4,383,025	3,159,663
Net income attributable to ordinary shareholders	$ 815,040	¥ 5,674,145	¥ 4,383,025	¥ 3,159,663
Net earnings per share attributable to ordinary shareholders
Basic | (per share)	$ 1.04	¥ 7.24	¥ 5.83	¥ 4.41
Diluted | (per share)	$ 1.04	¥ 7.23	¥ 5.82	¥ 4.40
Weighted average shares used in calculating net earnings per ordinary share
Basic	784,007,583	784,007,583	751,814,077	717,138,526
Diluted	784,331,120	784,331,120	752,672,956	717,599,562
Other comprehensive income (loss), net of tax of nil
Foreign currency translation adjustment	$ 14,939	¥ 104,004	¥ 867,612	¥ (590,545)
Comprehensive income	829,566	5,775,271	5,255,524	2,568,355
Comprehensive loss/(income) attributable to noncontrolling interests	413	2,878	(4,887)	763
Comprehensive income attributable to ZTO Express (Cayman) Inc.	$ 829,979	¥ 5,778,149	¥ 5,250,637	¥ 2,569,118